CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK	12 Months Ended
Mar. 31, 2013
Conversions Of Preferred Stock Derivatives To Common Stock [Abstract]
Conversions Of Preferred Stock Derivatives To Common Stock Disclosure [Text Block]
NOTE 27 -	CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK

The Amended Certificate of Designations of the Series B 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series B Preferred Derivatives”), the Series C 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series C Preferred Derivatives”), the Series D 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series D Preferred Derivatives”) and the Series E Convertible Preferred Stock Derivatives (the “Series E Preferred Derivatives”, and together with the Series B Preferred Derivatives, the Series C Preferred Derivatives and the Series D Preferred Derivatives, the “Preferred Derivatives”) include provisions entitling the holders of these Preferred Derivatives to convert shares of the Preferred Derivatives into shares of Common Stock. The Preferred Derivatives are classified as a liability to the Company, and the liability represented by those shares of Preferred Derivatives being converted must be valued at the time of such conversion, with increases/(decreases) in the value of preferred share derivative liabilities being appropriately recorded and reflected in the Other Income section of the Company’s Statement of Operations. The amount of equity recorded as a result of the conversion of Preferred Derivatives is equal to the value of such Preferred Derivatives being converted, at the time of the conversion, with such amount also representing the decrease in the Preferred Share Derivative Liability on the Company’s Balance Sheet.

Conversions of Preferred Derivatives during Fiscal 2013 and Fiscal 2012, are summarized as follows:

	Fiscal 2013	Fiscal 2012
Series B Derivatives
Number of Derivative Shares Converted	797	99
Number of Common Shares issued pursuant to conversion	5,310,387	660,001
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	690,350	$72,600
Change in value of preferred share derivative liability recorded at time of conversion	212,415	$(39,600)
Par value of Common Shares issued	5,310	$660
Additional paid in capital recorded as a result of the conversions	685,040	$71,940

Series C Preferred Derivatives
Number of Derivative Shares Converted	1,291	2,752
Number of Common Shares issued pursuant to conversion	8,606,667	18,346,673
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	1,204,600	$1,712,667
Change in value of preferred share derivative liability recorded at time of conversion	414,280	$(518,387)
Par value of Common Shares issued	8,607	$18,347
Additional paid in capital recorded as a result of the conversions	1,195,993	$1,694,321

Series D Preferred Derivatives
Number of Derivative Shares Converted	—	4,063
Number of Common Shares issued pursuant to conversion	—	58,042,862
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	—	$9,473,715
Change in value of preferred share derivative liability recorded at time of conversion	—	$4,946,372
Par value of Common Shares issued	—	$58,043
Additional paid in capital recorded as a result of the conversions	—	$9,415,672

Series E Preferred Derivatives
Number of Derivative Shares Converted	388	1,563
Number of Common Shares issued pursuant to conversion	15,946,502	63,443,670
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	1,275,720	$5,905,197
Change in value of preferred share derivative liability recorded at time of conversion	—	$1,166,521
Par value of Common Shares issued	15,947	$63,444
Additional paid in capital recorded as a result of the conversions	1,259,774	$5,841,754

Total Preferred Derivatives
Number of Derivative Shares Converted	2,475	8,477
Number of Common Shares issued pursuant to conversion	29,863,556	140,493,206
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	3,170,671	$17,164,180
Change in value of preferred share derivative liability recorded at time of conversion	626,696	$5,554,906
Par value of Common Shares issued	29,864	$140,493
Additional paid in capital recorded as a result of the conversions	3,140,807	$17,023,687